Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following on December 31, 2015 and December 31, 2014:

	December 31,	December 31,
	2015	2014

Compensation and benefits	$176,410	$360,515
Deferred rent	-	10,877
Professional fees	102,200	254,807
Repayment of advertising agreement advance	-	329,165
Other accrued expenses	88,408	107,472
Total accrued expenses and other current liabilities	$367,018	$1,062,836